ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Changes in Accumulated Other Comprehensive Income
The following tables summarize the changes in OCI for 2014:

(in thousands)	Cash Flow Hedges(a)	Pension Items(a)	Foreign Currency Items	Total
Balance as of December 31, 2013	$(99)	$(6,768)	$12,869	$6,002
Other comprehensive income before reclassifications	554	(387)	(93,151)	(92,984)
Amounts reclassified from OCI	(131)	1,985	—	1,854
Balance as of December 31, 2014	$324	$(5,170)	$(80,282)	$(85,128)
(a) Cash Flow Hedges and Pension Items are net of tax.